SHARE-BASED COMPENSATION - Option outstanding (Details)	6 Months Ended
Dec. 31, 2022 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding Options, Number (in shares)	80,000
Stock option one [Member]
SHARE-BASED COMPENSATION
Outstanding Options, Average Exercise Price | $ / shares	$ 8.25
Outstanding Options, Number (in shares)	80,000
Outstanding Options, Average Remaining Contractual life (Years)	2 years 1 month 2 days
Exercisable Options, Average Exercise Price | $ / shares	$ 8.25
Exercisable Options, Number (in shares)	80,000
Exercisable Options, Average Remaining Contractual life (years)	2 years 1 month 2 days